Shareholders’ equity (deficiency) (Details) - Schedule of summary of the status of RSUs	6 Months Ended
Jun. 30, 2022 $ / shares shares
Schedule Of Summary Of The Status Of Rsus Abstract
Unvested at beginning of year	2,043,524
Granted (in Dollars per share) | $ / shares	$ 4,318,125
Vested	(134,243)
Forfeited (in Dollars per share) | $ / shares	$ (432,267)
Unvested at end of the period	5,795,139